Other Assets	6 Months Ended
Jun. 30, 2023
Miscellaneous assets [abstract]
Other Assets	OTHER ASSETSOther assets amount to €2,578 at June 30, 2023 and €1,998 at December 31, 2022, respectively, and consisted of prepaid expenses related to current operating expenses.